NET LOSS PER SHARE (Tables)	6 Months Ended
Sep. 30, 2024
Loss per share:-
SCHEDULE OF NET LOSS PER SHARE AND WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the year. The following table sets forth the computation of basic and diluted net loss per share for the six months ended September 30, 2023 and 2024:

	Six Months ended September 30,
	2023	2024	2024
	HKD	HKD	USD

Net loss attributable to ordinary shareholders	$(1,756,610)	$(17,354,044)	$(2,224,878)

Weighted average ordinary shares outstanding – Basic	7,127,516	11,695,407	11,695,407
– Diluted	N/A	15,295,407	15,295,407

Net loss per share – Basic and diluted	$(0.25)	$(1.48)	$(0.19)